Commissions Income	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Commissions Income
31.	COMMISSIONS INCOME

Description	12/31/2020	12/31/2019	12/31/2018
Performance obligations satisfied at a point in time
Commissions related to obligations	12,993,348	15,155,762	17,940,508
Commissions related to credit cards	8,410,516	8,075,227	8,885,346
Commissions related to insurance	1,601,339	1,591,978	1,766,846
Commissions related to securities value	544,485	371,863	218,240
Commissions related to trading and foreign exchange transactions	536,763	620,678	567,002
Commissions related to loans and other financing	183,726	217,173	185,144
Commissions related to financial guarantees granted	1,159	5,408	857

Performance obligations satisfied over certain time period
Commissions related to credit cards	427,955	361,896	320,505
Commissions related to trading and foreign exchange transactions	41,900	46,232	41,922
Commissions related to obligations	843	3,873	11,491
Commissions related to loans and other financing	732	14,562	11,986
Commissions related to financial guarantees granted	1	3,027	2,022

	24,742,767	26,467,679	29,951,869